UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07792

        Nuveen Insured Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Premium Income Municipal Fund 2 (NPX)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 3.3% (2.1% of Total Investments)
$ 3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 –	6/15 at 100.00	A2	$3,168,375
	MBIA Insured
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – MBIA Insured	4/14 at 100.00	AA	926,531
1,040	5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	AA	669,843
11,135	Limestone County Water and Sewer Authority, Alabama, Water Revenue Bonds, Series 2007,	3/17 at 100.00	N/R	7,432,613
	4.500%, 12/01/37 – SYNCORA GTY Insured
2,590	Montgomery Water and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	3/15 at 100.00	AAA	2,642,707
	2005, 5.000%, 3/01/25 – FSA Insured

19,910	Total Alabama			14,840,069

	Arizona – 2.7% (1.7% of Total Investments)
12,365	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	12,244,936
	2005, 4.750%, 7/01/27 – MBIA Insured (UB)

	Arkansas – 2.8% (1.7% of Total Investments)
5,745	Arkansas Development Finance Authority, State Facility Revenue Bonds, Donaghey Plaza Project,	6/14 at 100.00	AAA	5,908,618
	Series 2004, 5.250%, 6/01/25 – FSA Insured
	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B:
2,000	5.000%, 11/01/27 – MBIA Insured	11/14 at 100.00	Aa3	2,010,760
2,000	5.000%, 11/01/28 – MBIA Insured	11/14 at 100.00	Aa3	2,000,840
2,480	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/35 –	12/13 at 100.00	Aa3	2,401,533
	AMBAC Insured

12,225	Total Arkansas			12,321,751

	California – 23.4% (14.6% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, User Fee Senior Lien Revenue Bonds,	No Opt. Call	AA	4,956,494
	Series 1999A, 0.000%, 10/01/32 – MBIA Insured (UB)
20	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	23,720
	Series 2005AC, 5.000%, 12/01/24 (Pre–refunded 12/01/14) – MBIA Insured
1,980	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	2,037,361
	Series 2005AC, 5.000%, 12/01/24 – MBIA Insured
1,800	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	1,704,690
	5.000%, 10/01/33 – MBIA Insured
31,200	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/10 at 24.23	AA–	3,162,432
	Bonds, Series 1999, 0.000%, 1/15/34 – MBIA Insured
1,735	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	1,451,518
	5.000%, 9/01/27 – AMBAC Insured
7,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset–Backed	6/15 at 100.00	A	5,706,260
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
1,870	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	856,928
	11/01/23 – FSA Insured
6,520	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	AA–	6,769,716
	5.000%, 7/01/22 – AMBAC Insured
4,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	AA–	4,034,360
	5.000%, 7/01/24 – FGIC Insured
15,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	17,560,199
	5.250%, 2/01/30 (Pre–refunded 8/01/13) – FGIC Insured (4)
1,750	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	1,780,433
	5.000%, 8/15/34 – MBIA Insured (ETM)
8,250	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AA+	7,560,630
	5.000%, 8/15/34 – MBIA Insured
1,435	Pasadena Area Community College District, Los Angeles County, California, General Obligation	6/13 at 100.00	AA– (5)	1,656,492
	Bonds, Series 2003A, 5.000%, 6/01/22 (Pre–refunded 6/01/13) – FGIC Insured
12,265	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	A (5)	13,053,884
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 (Pre–refunded 12/01/09) –
	AMBAC Insured
735	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	A	766,098
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and
	Regional System, Series 2005:
1,675	5.000%, 2/01/24 – AMBAC Insured	2/15 at 100.00	AA+	1,635,286
720	5.000%, 2/01/25 – AMBAC Insured	2/15 at 100.00	AA+	691,632
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
3,825	0.000%, 1/15/32 – MBIA Insured	No Opt. Call	AA	613,454
26,900	0.000%, 1/15/34 – MBIA Insured	No Opt. Call	AA	3,643,067
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AA	2,078,620
	Project, Series 2004A, 5.250%, 8/01/19 – MBIA Insured
7,845	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA	5,416,973
	Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured
5,000	Torrance, California, Certificates of Participation, Series 2005B, 5.000%, 6/01/24 – AMBAC Insured	No Opt. Call	AA–	5,036,900
12,500	University of California, Revenue Bonds, Multi–Purpose Projects, Series 2003A,	5/13 at 100.00	Aa1	12,106,375
	5.000%, 5/15/33 – AMBAC Insured (UB)

178,905	Total California			104,303,522

	Colorado – 11.1% (6.9% of Total Investments)
1,940	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Adams	6/13 at 100.00	A	1,963,086
	School District 12 – Pinnacle School, Series 2003, 5.250%, 6/01/23 – SYNCORA GTY Insured
3,405	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	3,449,674
	Charter School, Series 2003, 5.250%, 12/01/23 – SYNCORA GTY Insured
3,500	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Healthcare Inc., Series	12/09 at 101.00	Aa3 (5)	3,683,610
	1999A, 5.750%, 12/01/23 (Pre–refunded 12/01/09) – FSA Insured
17,145	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (5)	19,598,616
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre–refunded 12/01/13) – SYNCORA GTY Insured
6,100	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 –	12/13 at 100.00	AAA	6,645,157
	FSA Insured
12,000	E–470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/30 –	No Opt. Call	AA–	1,985,640
	MBIA Insured
1,325	El Paso County, Colorado, Certificates of Participation, Detention Facility Project, Series	12/12 at 100.00	AA–	1,294,883
	2002B, 5.000%, 12/01/27 – AMBAC Insured
	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004:
2,500	5.000%, 12/15/22 – FSA Insured (UB)	12/14 at 100.00	AAA	2,603,075
5,125	5.000%, 12/15/23 – FSA Insured (UB)	12/14 at 100.00	AAA	5,282,440
2,000	5.000%, 12/15/24 – FSA Insured (UB)	12/14 at 100.00	AAA	2,045,840
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	AA	994,740
	FGIC Insured

56,040	Total Colorado			49,546,761

	District of Columbia – 0.2% (0.1% of Total Investments)
1,065	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	750,782
	Revenue Bonds, Series 2007, Residuals 1606, 11.765%, 10/01/30 – AMBAC Insured (IF)

	Florida – 0.9% (0.6% of Total Investments)
4,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	4,182,440
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured

	Georgia – 4.1% (2.5% of Total Investments)
4,000	Cobb County Development Authority, Georgia, Parking Revenue Bonds, Kennesaw State University,	7/14 at 100.00	A1	4,078,120
	Series 2004, 5.000%, 7/15/24 – MBIA Insured
1,675	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 5/01/23 –	5/14 at 100.00	AA	1,729,488
	MBIA Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
1,775	5.000%, 11/01/21 – MBIA Insured	11/13 at 100.00	AA	1,814,760
2,580	5.000%, 11/01/22 – MBIA Insured	11/13 at 100.00	AA	2,613,540
4,500	South Fulton Municipal Regional Water and Sewerage Authority, Georgia, Water and Sewerage	1/13 at 100.00	Baa1 (5)	5,114,790
	Revenue Bonds, Series 2003, 5.000%, 1/01/33 (Pre–refunded 1/01/13) – MBIA Insured
3,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	A+	2,746,590
	Medical Center, Series 2002, 5.200%, 10/01/22 – AMBAC Insured

17,530	Total Georgia			18,097,288

	Hawaii – 8.2% (5.1% of Total Investments)
2,375	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/19 – FSA Insured	7/13 at 100.00	AAA	2,571,816
20,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Refunding Bonds, Hawaiian	7/10 at 101.00	A	17,753,999
	Electric Company Inc., Series 2000, 5.700%, 7/01/20 – AMBAC Insured (Alternative Minimum Tax)
	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B:
6,105	6.100%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	AA	6,253,229
9,500	6.625%, 7/01/17 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	AA	9,762,770

37,980	Total Hawaii			36,341,814

	Idaho – 0.1% (0.0% of Total Investments)
290	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1998E, 5.450%,	7/09 at 100.75	Aaa	293,451
	7/01/18 – AMBAC Insured (Alternative Minimum Tax)

	Illinois – 3.6% (2.3% of Total Investments)
1,015	Chicago Park District, Illinois, Limited Tax General Obligation Park Bonds, Series 2001C,	7/11 at 100.00	AA	1,076,448
	5.500%, 1/01/18 – FGIC Insured
	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series 1993A:
2,365	6.125%, 4/01/12 – FSA Insured (ETM)	No Opt. Call	AAA	2,552,663
5,000	6.250%, 4/01/18 – FSA Insured (ETM)	No Opt. Call	AAA	6,254,350
1,950	Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM Healthcare System, Series	No Opt. Call	AA (5)	2,427,399
	1992AA, 6.550%, 6/01/14 – MBIA Insured (ETM)
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	AA	3,647,880
	2/01/35 – FGIC Insured
140	Peoria, Moline and Freeport, Illinois, GNMA Collateralized Single Family Mortgage Revenue	4/09 at 102.00	AAA	142,394
	Bonds, Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)

14,470	Total Illinois			16,101,134

	Indiana – 1.7% (1.1% of Total Investments)
	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004:
2,105	5.000%, 8/01/23 – FSA Insured	8/14 at 100.00	AAA	2,173,707
2,215	5.000%, 8/01/24 – FSA Insured	8/14 at 100.00	AAA	2,269,312
3,730	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA	3,273,970
	MBIA Insured

8,050	Total Indiana			7,716,989

	Kansas – 0.3% (0.2% of Total Investments)
1,250	Kansas Turnpike Authority, Revenue Bonds, Series 2004A–2, 5.000%, 9/01/27 – FSA Insured	9/14 at 101.00	AAA	1,280,063

	Kentucky – 1.2% (0.7% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	AA–	1,549,919
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – MBIA Insured
3,575	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AA+	3,646,607
	Series 2005B, 5.000%, 7/01/25 – AMBAC Insured

9,585	Total Kentucky			5,196,526

	Louisiana – 5.2% (3.2% of Total Investments)
3,940	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AA	3,736,302
	2004, 5.250%, 7/01/24 – MBIA Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	AA	1,216,428
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AA	2,228,365
2,500	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	AA	2,507,800
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
1,320	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	Aa3	1,212,948
14,265	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa3	12,189,871

25,435	Total Louisiana			23,091,714

	Maryland – 0.7% (0.5% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	1,266,633
	9/01/26 – SYNCORA GTY Insured
2,580	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AA	2,016,399
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured

4,445	Total Maryland			3,283,032

	Massachusetts – 2.1% (1.3% of Total Investments)
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	2,960,550
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
290	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/11 at 101.00	A	189,498
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
3,650	5.250%, 1/01/22 (Pre–refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (5)	4,158,080
2,000	5.250%, 1/01/24 (Pre–refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (5)	2,278,400

8,940	Total Massachusetts			9,586,528

	Michigan – 0.7% (0.4% of Total Investments)
3,170	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.000%,	4/09 at 100.00	A	3,177,450
	4/01/16 – AMBAC Insured (Alternative Minimum Tax)

	Minnesota – 0.2% (0.1% of Total Investments)
885	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	2/09 at 100.00	Aa1	888,283
	MBIA Insured

	Missouri – 0.5% (0.3% of Total Investments)
1,000	Jackson County Reorganized School District R–7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa2	1,039,380
	Bonds, Series 2006, 5.250%, 3/01/25 – MBIA Insured
450	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Brookstone	6/09 at 100.00	AAA	450,540
	Village Apartments, Series 1996A, 6.000%, 12/01/16 – FSA Insured (Alternative Minimum Tax)
750	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AA	681,780
	10/01/33 – MBIA Insured

2,200	Total Missouri			2,171,700

	Nebraska – 3.1% (1.9% of Total Investments)
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AAA	1,010,160
	FSA Insured
12,520	Nebraska Public Power District, Power Supply System Revenue Bonds, Series 2006A, 5.000%,	1/16 at 100.00	AA	11,521,154
	1/01/41 – FGIC Insured
865	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AAA	1,092,210
	Series 2006A, Trust 11673, 18.664%, 2/01/49 – AMBAC Insured (IF)

14,385	Total Nebraska			13,623,524

	Nevada – 2.2% (1.4% of Total Investments)
5,000	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series	7/10 at 102.00	Baa1	3,529,500
	2000C, 5.950%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)
3,280	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A–2, 5.125%, 7/01/24 –	7/14 at 100.00	AA	3,280,623
	FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
5,055	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	A	640,317
5,500	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	A	2,377,155

18,835	Total Nevada			9,827,595

	New Jersey – 4.9% (3.1% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – MBIA Insured	10/14 at 100.00	A1	2,086,720
2,250	5.125%, 10/01/22 – MBIA Insured	10/14 at 100.00	A1	2,322,383
1,560	Mount Olive Township Board of Education, Morris County, New Jersey, General Obligation Bonds,	1/15 at 100.00	Aa2	1,613,352
	Series 2004, 5.000%, 1/15/22 – MBIA Insured
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,475	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AA	1,502,966
1,475	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AA	1,490,281
3,075	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%,	No Opt. Call	AAA	3,657,067
	10/01/15 – FSA Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	AA–	4,289,000
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	AA–	1,602,400
3,315	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AAA	3,405,367
	FSA Insured (UB)

50,150	Total New Jersey			21,969,536

	New Mexico – 1.0% (0.6% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,415	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AA+	1,475,406
1,050	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AA+	1,073,699
2,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005E,	6/15 at 100.00	Aa3	2,038,680
	5.000%, 6/15/25 – MBIA Insured

4,465	Total New Mexico			4,587,785

	New York – 11.5% (7.2% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA–Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AA	1,087,722
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,025,170
	2005F, 5.000%, 3/15/24 – AMBAC Insured
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA	3,003,457
	2/15/47 – MBIA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
10,675	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA	10,739,370
5,000	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA	4,882,900
2,700	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AA	2,105,784
	5/01/33 – MBIA Insured
1,755	Nassau County, New York, General Obligation Improvement Bonds, Series 2000E, 6.000%, 3/01/16	3/10 at 100.00	AAA	1,844,487
	(Pre–refunded 3/01/10) – FSA Insured
7,500	Nassau Health Care Corporation, New York, County Guaranteed Revenue Bonds, Series 1999,	8/09 at 102.00	AAA	7,838,625
	5.750%, 8/01/29 (Pre–refunded 8/01/09) – FSA Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 –	11/14 at 100.00	AAA	5,131,500
	FSA Insured
1,540	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Trust 2364,	11/15 at 100.00	Aaa	1,350,241
	15.906%, 11/15/44 – AMBAC Insured (IF)
8,495	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/09 at 100.00	AAA	8,506,128
	Series 1996A, 6.125%, 11/01/20 – FSA Insured
3,770	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/25 –	7/15 at 100.00	AAA	3,802,799
	FSA Insured

52,610	Total New York			51,318,183

	North Carolina – 2.0% (1.2% of Total Investments)
1,250	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.000%, 7/15/30 –	7/15 at 100.00	A1	1,199,150
	MBIA Insured
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,225	5.000%, 5/01/23 – FGIC Insured	5/14 at 100.00	AA	2,261,802
2,335	5.000%, 5/01/24 – FGIC Insured	5/14 at 100.00	AA	2,351,975
2,900	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aa3	3,021,365
	5/01/21 – AMBAC Insured

8,710	Total North Carolina			8,834,292

	North Dakota – 4.1% (2.6% of Total Investments)
10,715	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	6/10 at 101.00	AAA	10,897,476
	5.600%, 6/01/21 – FSA Insured
8,000	North Dakota, Student Loan Trust Revenue Bonds, Series 2000B, 5.850%, 12/01/25 – AMBAC Insured	12/10 at 100.00	Aaa	7,502,800
	(Alternative Minimum Tax)

18,715	Total North Dakota			18,400,276

	Ohio – 0.4% (0.3% of Total Investments)
2,700	Hamilton County, Ohio, Sales Tax Revenue Bonds, Tender Option Bond Trust 2706, 7.443%,	12/16 at 100.00	A2	1,169,748
	12/01/32 – AMBAC Insured (IF)
700	Shaker Heights, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/26 – AMBAC Insured	12/13 at 100.00	AA+	711,291

3,400	Total Ohio			1,881,039

	Oklahoma – 0.3% (0.2% of Total Investments)
1,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,533,810
	7/01/24 – AMBAC Insured

	Oregon – 3.7% (2.3% of Total Investments)
1,520	Portland Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station	7/10 at 100.00	Baa1	1,487,518
	Apartments, Series 2000, 6.000%, 7/01/33 – MBIA Insured (Alternative Minimum Tax)
	Portland, Oregon, Airport Way Urban Renewal and Redevelopment Bonds, Series 2000A:
4,405	5.700%, 6/15/17 (Pre–refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aa3 (5)	4,750,264
3,665	5.750%, 6/15/18 (Pre–refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aa3 (5)	3,954,792
4,265	5.750%, 6/15/19 (Pre–refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aa3 (5)	4,602,234
1,375	5.750%, 6/15/20 (Pre–refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aa3 (5)	1,483,721

15,230	Total Oregon			16,278,529

	Pennsylvania – 13.7% (8.5% of Total Investments)
12,620	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West	11/10 at 102.00	AAA	14,058,427
	Penn Allegheny Health System, Series 2000A, 6.500%, 11/15/30 (Pre–refunded 11/15/10) –
	MBIA Insured
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AA	2,011,360
	5.000%, 12/01/23 – MBIA Insured
9,485	Berks County Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Reading Hospital and	11/09 at 102.00	AAA	10,028,680
	Medical Center, Series 1999, 6.000%, 11/01/19 (Pre–refunded 11/01/09) – FSA Insured
4,235	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A	4,277,223
	5.000%, 8/01/24 – AMBAC Insured
5,780	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	AA	5,578,625
	2005A, 5.000%, 5/01/28 – MBIA Insured
4,585	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	3,895,187
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%,	6/16 at 100.00	AAA	1,049,927
	12/01/26 – AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
5,235	5.000%, 9/01/24 – FSA Insured (UB)	9/14 at 100.00	AAA	5,235,209
3,000	5.000%, 9/01/25 – FSA Insured (UB)	9/14 at 100.00	AAA	2,960,010
2,360	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	4/09 at 101.00	AAA	2,432,830
	8/01/27 – AMBAC Insured (ETM)
3,785	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AAA	3,869,708
	5.000%, 1/15/25 – FSA Insured (UB)
1,455	Solebury Township, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 12/15/25 –	6/15 at 100.00	Aa3	1,484,347
	AMBAC Insured
3,650	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	4,188,448
	District, Series 2003, 5.000%, 6/01/29 (Pre–refunded 6/01/13) – FSA Insured

59,240	Total Pennsylvania			61,069,981

	Puerto Rico – 0.5% (0.3% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	AA	2,231,350
	FGIC Insured

	South Carolina – 0.4% (0.3% of Total Investments)
1,955	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AAA	1,961,158
	2006, 5.000%, 12/01/28 – FSA Insured

	Texas – 17.5% (10.9% of Total Investments)
	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C:
10,000	5.125%, 5/01/19 – AMBAC Insured	5/09 at 101.00	A	8,476,900
9,000	5.125%, 11/01/20 – AMBAC Insured	5/09 at 102.00	AA	7,406,820
	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004:
3,475	5.000%, 7/15/22 – FSA Insured (UB)	7/14 at 100.00	AAA	3,585,853
3,645	5.000%, 7/15/23 – FSA Insured (UB)	7/14 at 100.00	AAA	3,729,418
4,645	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Tender Option Bond Trust 2845,	10/17 at 100.00	AAA	3,640,751
	7.987%, 10/01/32 – AMBAC Insured (IF)
12,500	Dallas–Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/09 at 100.00	AA	10,754,125
	Series 2001A, 5.500%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA	4,414,850
	MBIA Insured
4,485	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/12 at 100.00	AAA	4,694,629
	Corporation, Series 2003B, 5.000%, 5/15/21 – FSA Insured
10,000	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A	9,220,300
	Corporation, Series 2003C, 5.000%, 5/15/33 – AMBAC Insured
4,151	Panhandle Regional Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing	7/12 at 105.00	Aaa	4,220,654
	Mortgage Revenue Bonds, Renaissance of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42
	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Cook
	Children’s Healthcare System, Series 2000A:
6,725	5.750%, 12/01/17 (Pre–refunded 12/01/10) – FSA Insured	12/10 at 101.00	AAA	7,340,943
1,170	5.750%, 12/01/24 (Pre–refunded 12/01/10) – FSA Insured	12/10 at 101.00	AAA	1,277,160
6,330	5.750%, 12/01/24 (Pre–refunded 12/01/10) – FSA Insured	12/10 at 101.00	AAA	6,909,765
2,300	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%,	3/12 at 100.00	AAA	2,429,536
	3/15/18 – FSA Insured

83,426	Total Texas			78,101,704

	Utah – 2.5% (1.6% of Total Investments)
8,600	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2003A,	7/13 at 100.00	AAA	9,306,748
	5.000%, 7/01/18 – FSA Insured (UB)
2,385	Mountain Regional Water Special Service District, Utah, Water Revenue Bonds, Series 2003,	12/13 at 100.00	AA	1,909,312
	5.000%, 12/15/33 – MBIA Insured

10,985	Total Utah			11,216,060

	Vermont – 0.3% (0.2% of Total Investments)
1,320	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen	12/10 at 101.00	A	1,242,674
	Health Care Inc., Series 2000A, 6.000%, 12/01/23 – AMBAC Insured

	Virginia – 3.5% (2.1% of Total Investments)
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
5,880	5.000%, 6/15/20 – MBIA Insured	6/15 at 100.00	AA	6,220,981
5,000	5.000%, 6/15/22 – MBIA Insured	6/15 at 100.00	AA	5,148,950
	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety
	Facilities, Series 2003A:
1,150	5.250%, 12/15/22 – FSA Insured	6/14 at 100.00	AAA	1,213,158
500	5.250%, 12/15/23 – FSA Insured	6/14 at 100.00	AAA	526,625
2,250	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1997B, 6.050%,	7/09 at 101.00	Aa1	2,275,043
	5/01/17 – MBIA Insured (Alternative Minimum Tax)

14,780	Total Virginia			15,384,757

	Washington – 7.6% (4.7% of Total Investments)
10,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AA	8,581,000
	Series 2001B, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
1,370	Clark County School District 101, La Center, Washington, General Obligation Bonds, Series	12/12 at 100.00	Aa1	1,412,840
	2002, 5.000%, 12/01/22 – FSA Insured
5,230	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric,	9/09 at 102.00	AA	4,996,794
	Series 1999A, 6.125%, 9/01/29 – MBIA Insured (Alternative Minimum Tax)
1,545	Tacoma, Washington, General Obligation Bonds, Series 2004, 5.000%, 12/01/19 – MBIA Insured	12/14 at 100.00	AA	1,672,154
3,950	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	5/09 at 101.00	Baa1	3,450,049
	Series 1998, 5.125%, 11/15/22 – AMBAC Insured
6,200	Washington State, General Obligation Purpose Bonds, Series 2003A, 5.000%, 7/01/20 – FGIC Insured	7/12 at 100.00	AA+	6,616,640
10,855	Washington, General Obligation Bonds, Series 2000S–5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	6,991,271

39,150	Total Washington			33,720,748

	West Virginia – 1.8% (1.1% of Total Investments)
8,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, Monongahela Power Company	5/09 at 100.00	Aaa	8,009,361
	Pleasants Station Project, Series 1995C, 6.150%, 5/01/15 – AMBAC Insured

	Wisconsin – 6.5% (4.1% of Total Investments)
7,000	La Crosse, Wisconsin, Resource Recovery Revenue Refunding Bonds, Northern States Power Company	No Opt. Call	Aaa	6,929,861
	Project, Series 1996, 6.000%, 11/01/21 – MBIA Insured (Alternative Minimum Tax)
12,750	Milwaukee County, Wisconsin, Airport Revenue Bonds, Series 2000A, 5.750%, 12/01/25 – FGIC	12/10 at 100.00	A1	11,596,764
	Insured (Alternative Minimum Tax)
6,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Sinai Samaritan Medical	2/09 at 100.00	AA	6,254,064
	Center Inc., Series 1996, 5.750%, 8/15/16 – MBIA Insured
4,225	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AA	4,267,843

30,225	Total Wisconsin			29,048,532

$ 858,321	Total Investments (cost $744,600,714) – 160.5%			715,657,127

	Floating Rate Obligations – (14.8)%			(65,930,000)

	Other Assets Less Liabilities – 3.4%			15,285,808

	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.1)% (6)			(219,000,000)

	Net Assets Applicable to Common Shares – 100%			$446,012,935

At least 80% of the Fund’s net assets (including net assets attributable to Variable Rate Demand Preferred shares) are invested in municipal securities that are covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities or U.S. Treasury–issued
State and Local Government Series securities to ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage–backed securities may be subject to periodic principal paydowns
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Portion of investment has been pledged as collateral for Recourse Trusts.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$715,657,127	$ —	$715,657,127

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $678,848,125.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 21,042,751
Depreciation	(50,279,775)

Net unrealized appreciation (depreciation) of investments	$ (29,237,024)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Premium Income Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009